Initial Public Offering - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2013 Class A		Mar. 31, 2013 Class B		Mar. 31, 2013 Pfizer	Mar. 31, 2013 Pfizer Class A	Mar. 31, 2013 Pfizer Class B	Feb. 06, 2013 IPO Class A
Class of Stock [Line Items]
Common stock, shares issued		99,015,000	[1]	400,985,000	[1]				99,015,000
Share price									$ 26.00
Common stock, shares outstanding		99,015,000	[1]	400,985,000	[1]
Related party, share ownership percentage							0.00%	100.00%
Related party, ownership percentage	80.20%					80.20%
Related party, ownership percentage combined with director voting power						97.60%

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.